UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D. C. 20549

		FORM 13F

		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/01
Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):		[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, Mississippi 39216

13F File Number:  28-7122

The institutional investment manager filing this report and the person by whom it is hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		William A. Womack
Title:		President
Phone:		601-965-0110
Signature, Place, and Date of Signing:
		William A. Womack        Jackson, MS     November 12, 2001

Report Type (Check only one):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

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		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Entry Total:	$15,965,622

List of Other Included Managers:		None

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INFORMATION TABLE

NAME OF	TITLE		CUSIP		FAIR		SHARES	INVT	SOLE
ISSUER	OF		NUMBER	MARKET	OF PRIN	DISC	AUTH
		CLASS			VALUE	AMOUNT

OMI Corp	COM		Y6476W104	85000.00	20000		sole	20000
ATS Med	COM		002083103	200000.00	50000		sole	50000
Active Pow	COM		00504W100	175000.00	35000		sole	35000
Axcelis Tech	COM		054540109	425000.00	45000		sole	45000
Calpine	COM		131347106	365000.00	16000		sole	16000
CBRL 		COM		12489V106	55000.00	2500		sole	2500
Carriage 	COM		143905107	623000.00	94400		sole	94400
Chesapeake	COM		165167107	848000.00	150000	sole	150000
Coldwater	COM		193068103	170000.00	9300		sole	9300
Conceptus	COM		206016107	87000.00	5000		sole	5000
Conseco	COM		208464107	327000.00	45000		sole	45000
Cost Plus	COM		221485105	275000.00	15000		sole	15000
Credence Sys	COM		225302108	265000.00	22000		sole	22000
Diamonds	COM		252787106	177000.00	2000		sole	2000
Dollar Tree	COM		256747106	283000.00	15000		sole	15000
EOG Res	COM		26875P101	289000.00	10000		sole	10000
Ericson Tele	COM		294821400	70000.00	20000		sole	20000
GAP		COM		364760108	239000.00	20000		sole	20000
Grey Wolf	COM		397888108	216000.00	120000	sole	120000
Jack Henry	COM		426281101	476000.00	21000		sole	21000
JB Hunt	COM		445658107	130000.00	10000		sole	10000
Independent	COM		45384X108	0.00		138000	sole	138000
Insight Ent	COM		45765U103	283000.00	20000		sole	20000
Integrated	COM		45811E103	81000.00	15000		sole	15000
Ishares		COM		464287804	382000.00	4000		sole	4000
Legg Mason	COM		524901105	398000.00	10000		sole	10000
Lucent		COM		549463107	57000.00	10000		sole	10000
Luminex	COM		55027E102	1010000.00	74000		sole	74000
Mastec		COM		576323109	128000.00	25000		sole	25000
Men's Ware	COM		587118100	145000.00	8000		sole	8000
Nabors		COM		629568106	315000.00	15000		sole	15000
Nasdaq 100	COM		631100104	377000.00	13000		sole	13000
National Sem	COM		637640103	132000.00	6000		sole	6000
Newfield Ex	COM		651290108	146000.00	5000		sole	5000
Outback 	COM		689899102	384000.00	15000		sole	15000
Parker Drill	COM		701081101	184000.00	59700		sole	59700
Patterson	COM		703481101	309000.00	25000		sole	25000
Payless Shoe	COM		704379106	384000.00	7000		sole	7000
Penwest	COM		709754105	534000.00	31000		sole	31000
Pericom Sem	COM		713831105	139000.00	10000		sole	10000
Petroquest	COM		716748108	126000.00	25000		sole	25000
Pharmaceut	COM		717125108	143000.00	4000		sole	4000
Pinnacle	COM		72346N101	88000.00	225000	sole	225000
PLX Tech	COM		693417107	90000.00	17500		sole	17500
Power One	COM		739308104	154000.00	25000		sole	25000
Qualcomm	COM		747525103	285000.00	6000		sole	6000
Rare Hosp	COM		753820109	311000.00	20000		sole	20000
Raymond	COM		754730109	340000.00	12500		sole	12500
Ross Stores	COM		778296103	468000.00	16000		sole	16000
Service Corp	COM		817565104	391000.00	65000		sole	65000
Shaw Group	COM		820280105	239000.00	8500		sole	8500
Sonic		COM		835451105	303000.00	10000		sole	10000
S&P Dep	COM		78462F103	203000.00	2000		sole	2000
SteinMart	COM		858375108	410000.00	50000		sole	50000
Telecorp PCS	COM		879300101	15000.00	1400		sole	1400
Too		COM		890333107	491000.00	23400		sole	23400
WMS Ind	COM		929297109	175000.00	10000		sole	10000
Wabash Nat	COM		929566107	173000.00	25000		sole	25000
Walt Disney	COM		254687106	93000.00	5000		sole	5000
Worldcom	COM		98157D106	301000.00	20000		sole	20000

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